Statements of Operations - USD ($)		10 Months Ended	12 Months Ended
		Dec. 31, 2020	Dec. 31, 2021
Income Statement [Abstract]
Operating and formation costs		$ 6,276	$ 1,005,498
Loss from operations		(6,276)	(1,005,498)
Other income:
Change in fair value of warrants			4,377,600
Loss on initial issuance of private warrants			(2,599,200)
Change in fair value of conversion option liability			11,835
Interest expense - debt discount			(1,826)
Transaction costs allocated to warrant liabilities			(30,212)
Interest earned on investments held in Trust Account			30,739
Total other income, net			1,788,935
Net income (loss)		$ (6,276)	$ 783,438
Basic weighted average shares outstanding, ordinary shares (in Shares)	[1]	3,000,000	16,820,548
Basic net income (loss) per share, ordinary shares (in Dollars per share)		$ 0.00	$ 0.05
Diluted weighted average shares outstanding, ordinary shares (in Shares)		3,000,000	16,834,110
Diluted net income (loss) per share, ordinary shares (in Dollars per share)		$ 0.00	$ 0.05

[1]	At December 31, 2020, excludes an aggregate of up to 450,000 ordinary shares that were subject to forfeiture.